LEASE OF OFFICE SPACE (Tables)	12 Months Ended
Dec. 31, 2016
LEASE OF OFFICE SPACE
Future minimum lease payments
Year ending December 31:

2017	$231,534
2018	238,004
2019	244,658
2020	251,522
2021	150,347
Total	$1,116,065